Expense Example	Oct. 31, 2025 USD ($)
Innovator Emerging Markets Power Buffer ETF - January | Innovator Emerging Markets Power Buffer ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator Emerging Markets Power Buffer ETF - April | Innovator Emerging Markets Power Buffer ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator Emerging Markets Power Buffer ETF - July | Innovator Emerging Markets Power Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator Emerging Markets Power Buffer ETF - October | Innovator Emerging Markets Power Buffer ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator Growth-100 Power Buffer ETF - January | Innovator Growth-100 Power Buffer ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth-100 Power Buffer ETF - February | Innovator Growth-100 Power Buffer ETF - February
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth-100 Power Buffer ETF - March | Innovator Growth-100 Power Buffer ETF - March
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth-100 Power Buffer ETF - April | Innovator Growth-100 Power Buffer ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth-100 Power Buffer ETF - May | Innovator Growth-100 Power Buffer ETF - May
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth-100 Power Buffer ETF - June | Innovator Growth-100 Power Buffer ETF - June
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth-100 Power Buffer ETF - July | Innovator Growth-100 Power Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth-100 Power Buffer ETF - August | Innovator Growth-100 Power Buffer ETF - August
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth-100 Power Buffer ETF - September | Innovator Growth-100 Power Buffer ETF - September
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth-100 Power Buffer ETF - October | Innovator Growth-100 Power Buffer ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth-100 Power Buffer ETF - November | Innovator Growth-100 Power Buffer ETF - November
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth-100 Power Buffer ETF - December | Innovator Growth-100 Power Buffer ETF - December
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator International Developed Power Buffer ETF - January | Innovator International Developed Power Buffer ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator International Developed Power Buffer ETF - February | Innovator International Developed Power Buffer ETF - February
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator International Developed Power Buffer ETF - March | Innovator International Developed Power Buffer ETF - March
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator International Developed Power Buffer ETF - April | Innovator International Developed Power Buffer ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator International Developed Power Buffer ETF - May | Innovator International Developed Power Buffer ETF - May
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator International Developed Power Buffer ETF - June | Innovator International Developed Power Buffer ETF - June
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator International Developed Power Buffer ETF - July | Innovator International Developed Power Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator International Developed Power Buffer ETF - August | Innovator International Developed Power Buffer ETF - August
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator International Developed Power Buffer ETF - September | Innovator International Developed Power Buffer ETF - September
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator International Developed Power Buffer ETF - October | Innovator International Developed Power Buffer ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator International Developed Power Buffer ETF - November | Innovator International Developed Power Buffer ETF - November
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator International Developed Power Buffer ETF - December | Innovator International Developed Power Buffer ETF - December
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Innovator U.S. Small Cap Power Buffer ETF - January | Innovator U.S. Small Cap Power Buffer ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Small Cap Power Buffer ETF - February | Innovator U.S. Small Cap Power Buffer ETF - February
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Small Cap Power Buffer ETF - March | Innovator U.S. Small Cap Power Buffer ETF - March
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Small Cap Power Buffer ETF - April | Innovator U.S. Small Cap Power Buffer ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Small Cap Power Buffer ETF - May | Innovator U.S. Small Cap Power Buffer ETF - May
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Small Cap Power Buffer ETF - June | Innovator U.S. Small Cap Power Buffer ETF - June
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Small Cap Power Buffer ETF - July | Innovator U.S. Small Cap Power Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Small Cap Power Buffer ETF - August | Innovator U.S. Small Cap Power Buffer ETF - August
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Small Cap Power Buffer ETF - September | Innovator U.S. Small Cap Power Buffer ETF - September
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Small Cap Power Buffer ETF - October | Innovator U.S. Small Cap Power Buffer ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Small Cap Power Buffer ETF - November | Innovator U.S. Small Cap Power Buffer ETF - November
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Small Cap Power Buffer ETF - December | Innovator U.S. Small Cap Power Buffer ETF - December
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978